REMUNERATION TO AUDITORS APPOINTED AT THE PARENT COMPANY'S ANNUAL GENERAL MEETING	12 Months Ended
Dec. 31, 2019
REMUNERATION TO AUDITORS APPOINTED AT THE PARENT COMPANY'S ANNUAL GENERAL MEETING
REMUNERATION TO AUDITORS APPOINTED AT THE PARENT COMPANY'S ANNUAL GENERAL MEETING

NOTE 4 – REMUNERATION TO AUDITORS APPOINTED AT THE PARENT COMPANY’S ANNUAL GENERAL MEETING

USDm	2019	2018	2017
Audit fees
Fees payable to the Company’s auditor for the audit of the Company’s annual accounts	0.4	0.4	0.4
Audit of the Company’s subsidiaries pursuant to legislation	0.2	0.2	0.2
Total audit fees	0.6	0.6	0.6

Non-audit fees
Audit-related services	0.1	0.2	0.4
Tax services	0.0	—	—
Total non-audit fees	0.1	0.2	0.4

Total	0.7	0.8	1.0

Under SEC regulations, the remuneration of the auditor of USD 0.7m (2018: USD 0.8m, 2017: USD 1.0m) is required to be presented as follows: Audit USD 0.6m (2018: USD 0.6m, 2017: USD 0.6m) and other audit-related services USD 0.1m (2018: USD 0.2m, 2017: USD 0.4m).

Our Audit Committee pre-approves all audit, audit-related and non-audit services not prohibited by law to be performed by our independent auditors and associated fees prior to the engagement of the independent auditor with respect to such services.